Fair Value Measurements (Details) - Schedule of fair value hierarchy of valuation techniques	5 Months Ended
Dec. 31, 2020 USD ($)
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	$ 277,547,390
Liabilities:
Derivative warrant liabilities – public warrants	31,930,000
Derivative warrant liabilities – private warrants
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
Liabilities:
Derivative warrant liabilities – public warrants
Derivative warrant liabilities – private warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account
Liabilities:
Derivative warrant liabilities – public warrants
Derivative warrant liabilities – private warrants	$ 17,380,000